Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Argentic Real Estate Investment LLC (the “Company”)
Morgan Stanley & Co. LLC

Goldman Sachs & Co. LLC

Wells Fargo Securities, LLC

(together, the “Specified Parties”):

Re: AREIT 2022-CRE6 Ltd – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “AREIT 2022-CRE6 Accounting Tape 1.4.2022.xlsx” provided by the Company on January 4, 2022 (the “Data File”) containing information on 34 mortgage assets and the related 37 mortgaged properties as of January 6, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by AREIT 2022-CRE6 Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate of 0.100% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the

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compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

January 4, 2022

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
Property County	Appraisal
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
No of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy Source Date	Underwritten Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Loan Agreement
Borrower Name	Loan Agreement
Principals (Individuals)	Loan Agreement, Guaranty Agreement
Related Borrower (Y/N)	Loan Agreement
Note Date	Loan Agreement
First Payment Date	Loan Agreement
Commitment Original Balance ($)	Loan Agreement
Initial Funded Amount ($)	Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement
Mortgage Loan Current Commitment Balance	Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicing Report, Loan Agreement

Attribute	Source Document(s)
Mortgage Asset Cut-off Date Balance ($)	Servicing Report, Loan Agreement
Junior Participation Current Commitment Balance	Loan Agreement, Servicing Report
Junior Participation Cut-off Date Balance	Loan Agreement, Servicing Report
Junior Participation Future Funding Cut-off Date Balance	Loan Agreement, Servicing Report
Junior Participation Balloon Balance ($)	Loan Agreement, Servicing Report
Initial Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Options Description	Loan Agreement
1st Extension Option Description	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Cap	Loan Agreement
2nd Extension Option Description	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Period (Months)	Loan Agreement
Second Extension Cap	Loan Agreement
3rd Extension Option Description	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Period (Months)	Loan Agreement
Third Extension Cap	Loan Agreement
4th Extension Option Description	Loan Agreement
Fourth Extension Fee %	Loan Agreement
Fourth Extension Period (Months)	Loan Agreement
Fourth Extension Cap	Loan Agreement
5th Extension Option Description	Loan Agreement
Fifth Extension Fee %	Loan Agreement
Fifth Extension Period (Months)	Loan Agreement

Attribute	Source Document(s)
Fifth Extension Cap	Loan Agreement
Exit Fee %	Loan Agreement
Exit Fee Balance	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement
Mortgage Asset Margin %	Loan Agreement
Junior Participation Margin	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
Junior Participation Rate Floor	Loan Agreement
Junior Participation Rate Cap	Loan Agreement
LIBOR Cap Provider	Rate Cap Agreement, Rate Cap Confirmation
LIBOR Cap Provider Rating (SP/Moody)	Bloomberg Screenshot
LIBOR Cap Termination Date	Rate Cap Agreement, Rate Cap Confirmation
LIBOR Cap Notional Amount	Rate Cap Agreement, Rate Cap Confirmation
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	Rate Cap Agreement, Rate Cap Confirmation, Loan Agreement
Fully Funded Junior Participation Rate %	Loan Agreement
B Note / Mezz Loan %	Loan Agreement, Subordinate Debt Agreement
Interest Accrual Basis	Loan Agreement
Interest Rate Change	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement

Attribute	Source Document(s)
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Original Prepayment Provision	Loan Agreement
Remaining Prepayment Provision	Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Loan Agreement
Rate for Prepayment Protection	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement
Amortization Type	Loan Agreement
IO Number of Months	Loan Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement
Amortization Style	Loan Agreement
Amort Number of Months	Loan Agreement
Amortization Rate	Loan Agreement
Amortization Rate Mechanics	Loan Agreement
Amortization Basis	Loan Agreement
Origination Date Appraisal Date	Appraisal
Origination Date Appraised Value	Appraisal
Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Stabilized Appraised Value	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal

Attribute	Source Document(s)
Third Most Recent As Of Date	Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Date	Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Underwritten Cash Flow Statement
Most Recent As Of Date	Underwritten Cash Flow Statement
Most Recent Actual Revenues	Underwritten Cash Flow Statement
Most Recent Actual Expenses	Underwritten Cash Flow Statement
Most Recent Actual NOI	Underwritten Cash Flow Statement
Most Recent Actual NCF	Underwritten Cash Flow Statement
Underwritten Occupancy %	Underwritten Cash Flow Statement
Underwritten Revenues	Underwritten Cash Flow Statement
Underwritten Expenses	Underwritten Cash Flow Statement
Underwritten NOI	Underwritten Cash Flow Statement
Underwritten Reserves	Underwritten Cash Flow Statement
Underwritten NCF	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Underwritten Cash Flow Statement

Attribute	Source Document(s)
Appraisal Stabilized Occupancy %	Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Loan Agreement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement, Loan Agreement
Recourse Provisions	Guaranty Agreement, Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extension	Ground Lease, Estoppel
Type of Lockbox	Loan Agreement, Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement, Cash Management Agreement
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement
Upfront Engineering/Deferred Maintenance Escrow	Loan Agreement, Settlement Statement
Engineering/Deferred Maintenance Escrow (Cut- off Date)	Settlement Statement, Servicing Report
Upfront Environmental Escrow	Loan Agreement, Settlement Statement
Environmental Escrow (Cut-off Date)	Settlement Statement, Servicing Report
Upfront Tax Escrow	Loan Agreement, Settlement Statement
Tax Escrow (Cut-off Date)	Settlement Statement, Servicing Report
Tax Escrow (Monthly)	Loan Agreement, Servicing Report

Attribute	Source Document(s)
Tax Escrow Cap	Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Upfront Insurance Escrow	Loan Agreement, Settlement Statement
Insurance Escrow (Cut-off Date)	Settlement Statement, Servicing Report
Insurance Escrow (Monthly)	Loan Agreement, Servicing Report
Insurance Cap	Loan Agreement
Springing Insurance Escrow Description	Loan Agreement
Upfront Replacement Reserve	Loan Agreement, Settlement Statement
Replacement Reserve (Cut-off Date)	Settlement Statement, Servicing Report
Replacement Reserve (Monthly)	Loan Agreement, Servicing Report
Replacement Reserve Cap	Loan Agreement
Springing Replacement Reserve Description	Loan Agreement
Upfront TI/LC Reserve	Loan Agreement, Settlement Statement
TI/LC Reserve (Cut-off Date)	Settlement Statement, Servicing Report
Monthly TI/LC Reserve ($)	Loan Agreement, Servicing Report
TI/LC Reserve Cap ($)	Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Upfront Other Reserve 1 ($)	Loan Agreement, Settlement Statement
Cut-off Other Reserve 1 ($)	Settlement Statement, Servicing Report
Other Escrow 1 (Monthly)	Loan Agreement, Servicing Report
Other Escrow 1 Cap	Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement
Upfront Other Reserve 2 ($)	Loan Agreement, Settlement Statement
Cut-off Other Reserve 2 ($)	Settlement Statement, Servicing Report
Other Escrow 2 (Monthly)	Loan Agreement, Servicing Report
Other Escrow 2 Cap	Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement

Attribute	Source Document(s)
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Policy
Seismic Report Date	Seismic Report, Engineering Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, TIC Agreement
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non Consolidation Opinion
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant SqFt	Underwritten Rent Roll Statement
Largest Tenant Exp Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant SqFt	Underwritten Rent Roll Statement
2nd Largest Tenant Exp Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant SqFt	Underwritten Rent Roll Statement
3rd Largest Tenant Exp Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Sqft	Underwritten Rent Roll Statement

Attribute	Source Document(s)
4th Largest Tenant Exp Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Sqft	Underwritten Rent Roll Statement
5th Largest Tenant Exp Date	Underwritten Rent Roll Statement
Senior Debt Amount	Loan Agreement
Senior Debt Holder	Loan Agreement
Rate	Loan Agreement
Floor	Loan Agreement
Maturity	Loan Agreement
Amort	Loan Agreement
In-place Senior Debt Service	Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Subordinate Debt Loan Agreement
Subordinate Debt Type	Subordinate Debt Loan Agreement
Subordinate Debt Type Interest Rate	Subordinate Debt Loan Agreement
Permitted Future Debt (Y/N)	Loan Agreement
Type	Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Annual Debt Service Payment (IO)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Mortgage Loan Annual Debt Service Payment (P&I)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Mortgage Loan Annual Debt Service Payment (Cap)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Mortgage Asset Annual Debt Service Payment (IO)	Product of i) Mortgage Asset Cut-off Date Balance divided by Mortgage Loan Cut-off Date Balance ($), and ii) Mortgage Loan Annual Debt Service Payment (IO)
Mortgage Asset Annual Debt Service Payment (P&I)	Product of i) Mortgage Asset Cut-off Date Balance divided by Mortgage Loan Cut-off Date Balance ($), and ii) Mortgage Loan Annual Debt Service Payment (P&I)
Mortgage Asset Annual Debt Service Payment (Cap)	Product of i) Mortgage Asset Cut-off Date Balance divided by Mortgage Loan Cut-off Date Balance ($), and ii) Mortgage Loan Annual Debt Service Payment (Cap)
Origination Date Future Funding Commitment ($)	Commitment Original Balance ($) minus Initial Funded Amount ($)
Cut-off Date Future Funding Remaining Balance ($)	Mortgage Loan Current Commitment Balance minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all loans related to the Mortgage Assets
Mortgage Loan Balloon Payment ($)	Set to equal Mortgage Loan Current Commitment Balance
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the aggregate Mortgage Asset Cut-off Date Balance ($) of all Mortgage Assets
Mortgage Asset Balloon Balance ($)	Product of i) Mortgage Loan Balloon Payment ($) divided by Mortgage Loan Current Commitment Balance, and ii) Mortgage Loan Balloon Payment ($)

Attribute	Calculation Methodology
Pari Passu	Mortgage Loan Cut-off Date Balance ($) minus Mortgage Asset Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Loan Cut-off Date Balance divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Current Commitment Balance divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Mortgage Asset Cut-off Date Balance / Unit	Set to equal Mortgage Loan Cut-off Date Balance / Unit ($)
Committed Mortgage Asset Cut-off Date Balance / Unit	Set to equal Committed Mortgage Loan Cut-off Date Balance / Unit ($)
Mortgage Asset Balloon / Unit	Set to equal Mortgage Loan Balloon Payment / Unit ($)
Initial Loan Term (Original)	Number of payments between the Initial Maturity Date and Cut-off Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between the First Payment Date and Cut-off Date
First Extension Fee ($)	First Extension Fee % multiplied by Mortgage Loan Current Commitment Balance
First Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Second Extension Fee ($)	Second Extension Fee % multiplied by Mortgage Loan Current Commitment Balance

Attribute	Calculation Methodology
Second Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Third Extension Fee ($)	Third Extension Fee % multiplied by Mortgage Loan Current Commitment Balance
Third Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Mortgage Loan Current Commitment Balance
Fourth Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Fifth Extension Fee ($)	Fifth Extension Fee % multiplied by Mortgage Loan Current Commitment Balance
Fifth Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Exit Fee ($)	Exit Fee % multiplied by Mortgage Loan Current Commitment Balance
Fully Extended Loan Term (Original)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Loan Rate Floor	Fully Funded Mortgage Loan Margin % plus the greater of i) LIBOR Floor % and ii) Assumed LIBOR
Mortgage Loan Rate Cap	Fully Funded Mortgage Loan Margin % plus LIBOR Cap Strike Price % if applicable
Mortgage Asset Rate Floor	Set to equal Mortgage Loan Rate Floor

Attribute	Calculation Methodology
Mortgage Asset Rate Cap	Set to equal Mortgage Loan Rate Cap
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) Mortgage Loan Rate Floor and (ii) Mortgage Loan Rate Cap
Fully Funded Mortgage Asset Rate %	Set to equal Fully Funded Mortgage Loan Rate %
B Note / Mezz Loan %	The Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by the sum of Cut-off Date Subordinate Debt/Mezz Loan Bal ($) and the Mortgage Loan Current Commitment Balance
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraised Value
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Loan Cut-off Date Balance divided by As-Is Appraised Value
Mortgage Asset Cut-off Date (As-Is) LTV Ratio	Set to equal Loan Cut-off Date (As-Is) LTV Ratio
Committed Mortgage Loan (Stabilized) LTV Ratio	Mortgage Loan Current Commitment Balance divided by Stabilized Appraised Value
Committed Mortgage Asset (Stabilized) LTV Ratio	Set to equal Committed Loan (Stabilized) LTV Ratio
Mortgage Loan Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Asset Maturity Date Stabilized LTV Ratio	Set to equal Loan Maturity Date Stabilized LTV Ratio
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Mortgage Loan Annual Debt Service Payment (P&I)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Mortgage Loan Annual Debt Service Payment (P&I)

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Asset Most Recent NOI DSCR	Set to equal Loan Most Recent NOI DSCR
Mortgage Asset Most Recent NCF DSCR	Set to equal Loan Most Recent NCF DSCR
Cut-off Date Mortgage Asset Most Recent NOI Debt Yield	Set to equal Mortgage Asset Cut-off Date Loan Most Recent NOI Debt Yield
Cut-off Date Mortgage Asset Most Recent NCF Debt Yield	Set to equal Mortgage Asset Cut-off Date Loan Most Recent NCF Debt Yield
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Annual Debt Service Payment (P&I)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Annual Debt Service Payment (P&I)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Asset Underwritten NOI DSCR	Set to equal Loan Underwritten NOI DSCR
Mortgage Asset Underwritten NCF DSCR	Set to equal Loan Underwritten NCF DSCR
Cut-off Date Mortgage Asset Underwritten NOI Debt Yield	Set to equal Cut-off Date Loan Underwritten NOI Debt Yield

Attribute	Calculation Methodology
Cut-off Date Mortgage Asset Underwritten NCF Debt Yield	Set to equal Cut-off Date Loan Underwritten NCF Debt Yield
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Asset Underwritten Stabilized NOI DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NOI DSCR
Fully Funded Mortgage Asset Underwritten Stabilized NCF DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NCF DSCR
Fully Funded Mortgage Asset Underwritten Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NOI Debt Yield
Fully Funded Mortgage Asset Underwritten Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NCF Debt Yield
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($)

Attribute	Calculation Methodology
Fully Funded Mortgage Asset Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NOI DSCR
Fully Funded Mortgage Asset Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NCF DSCR
Fully Funded Mortgage Asset Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NOI Debt Yield
Fully Funded Mortgage Asset Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NCF Debt Yield
Cut-off Date Total Debt Balance	Loan Cut-off Date Balance plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Mortgage Loan Annual Debt Service Payment (P&I) plus the product of i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), ii) Subordinate Debt Type Interest Rate, and iii) Interest Accrual Basis
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s) or Recomputed Attribute(s):

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Balboa Retail Portfolio, Wave Resort	Mortgage Asset Cut-off Date Balance ($)	Provided by the Company.
HGI Fremont Milpitas, Third Street Promenade	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Mortgage Asset Underwritten NOI DSCR; Mortgage Asset Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Set to 1.00x as instructed by the Company.
HGI Fremont Milpitas, Third Street Promenade

Cut-off Date Mortgage Loan Underwritten NOI Debt Yield; Cut- off Date Mortgage Loan Underwritten NCF Debt Yield; Cut- off Date Mortgage Asset Underwritten NOI Debt Yield; Cut-

off Date Mortgage Asset Underwritten NCF Debt Yield

Set to N/A as instructed by the Company.

C-1